SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock subject to possible redemption (Details) - Tailwind Acquisition Corp. - USD ($)	3 Months Ended		12 Months Ended	24 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Gross proceeds				$ 334,215,700
Proceeds allocated to Public Warrants				(12,700,197)
Common stocks issuance costs			$ (18,132,174)	(18,132,174)
Accretion of carrying value to redemption value				30,832,371
Class A Common stock subject to possible redemption			334,215,700	334,215,700		$ 334,215,700
Common Class A Subject To Redemption
Gross proceeds			334,215,700
Proceeds allocated to Public Warrants			(12,700,197)
Common stocks issuance costs			(18,132,174)
Accretion of carrying value to redemption value	$ 1,110,667	$ 440,203	30,832,371
Redemption of Class A common stock on September 7, 2022	(302,873,885)
Class A Common stock subject to possible redemption	$ 32,892,685	$ 334,655,903	$ 334,215,700	$ 334,215,700	$ 334,215,700